INCOME TAXES - Deferred Tax Asset/Liability Presented in Financial Position (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	$ (13,186,000)	$ (7,691,000)
Deferred tax expense (income) recognised in profit or loss	6,551,000	5,972,000
Deferred tax recognised in other comprehensive income	(165,000)	0
Deferred tax relating to items credited (charged) directly to equity	2,367,000	1,400,000
Increase (decrease) in deferred tax liability (asset)	(5,023,000)	(1,877,000)
Deferred tax liability (asset)	(16,916,000)	(13,186,000)
Foreign exchange gain (loss), DTA	(905)
Share-based compensation plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(5,772,000)	(4,919,000)
Deferred tax expense (income) recognised in profit or loss	915,000	1,026,000
Deferred tax recognised in other comprehensive income	0	0
Deferred tax relating to items credited (charged) directly to equity	2,367,000	1,400,000
Increase (decrease) in deferred tax liability (asset)	(4,323,000)	(1,573,000)
Deferred tax liability (asset)	(4,731,000)	(5,772,000)
Provision for vacation and bonus
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(1,309,000)	(1,339,000)
Deferred tax expense (income) recognised in profit or loss	5,315,000	(30,000)
Deferred tax recognised in other comprehensive income	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	0	0
Deferred tax liability (asset)	(6,624,000)	(1,309,000)
Intercompany trade payables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(3,126,000)	0
Deferred tax expense (income) recognised in profit or loss	(919,000)	3,126,000
Deferred tax recognised in other comprehensive income	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	0	0
Deferred tax liability (asset)	(2,207,000)	(3,126,000)
Property and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(756,000)	298,000
Deferred tax expense (income) recognised in profit or loss	(40,000)	1,054,000
Deferred tax recognised in other comprehensive income	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	0	0
Deferred tax liability (asset)	(716,000)	(756,000)
Goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	479,000	169,000
Deferred tax expense (income) recognised in profit or loss	(526,000)	(310,000)
Deferred tax recognised in other comprehensive income	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	0	0
Deferred tax liability (asset)	1,005,000	479,000
Contingencies
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	0	(31,000)
Deferred tax expense (income) recognised in profit or loss	546,000	(31,000)
Deferred tax recognised in other comprehensive income	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	0	0
Deferred tax liability (asset)	(546,000)	0
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(297,000)	(130,000)
Deferred tax expense (income) recognised in profit or loss	939,000	167,000
Deferred tax recognised in other comprehensive income	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	0	0
Deferred tax liability (asset)	(1,236,000)	(297,000)
Subtotal
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(10,781,000)	(5,952,000)
Deferred tax expense (income) recognised in profit or loss	6,230,000	5,002,000
Deferred tax recognised in other comprehensive income	0	0
Deferred tax relating to items credited (charged) directly to equity	2,367,000	1,400,000
Increase (decrease) in deferred tax liability (asset)	(4,323,000)	(1,573,000)
Deferred tax liability (asset)	(15,055,000)	(10,781,000)
Loss Carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(2,405,000)	(1,739,000)
Deferred tax expense (income) recognised in profit or loss	321,000	970,000
Deferred tax recognised in other comprehensive income	(165,000)	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) in deferred tax liability (asset)	(700,000)	(304,000)
Deferred tax liability (asset)	$ (1,861,000)	$ (2,405,000)